Balances and Transactions with Related Parties (Details) - Schedule of transactions with related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Transactions with Related Parties [Abstract]
Revenues	$ 5,298	$ 5,356	$ 3,899
Cost of Goods Sold	19	51	255
Selling and marketing expenses	0	0	0
General and administrative expenses	$ 214	$ 227	$ 522